Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets.
Deposits of rental, utility and other	€ 7,070	€ 11,096
Financial assets at fair value through profit or loss	1,627	2,710
Other	6,270	1,063
Total other non-current assets	€ 14,967	€ 14,869